FINANCIAL INSTRUMENTS (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012
Trade receivables, gross
Current	96.3	86.3	110.7
Past due 1-30 days	7.5	7.3	6.7
Past due 31-90 days	1.2	0.2	3.6
Past due over 90 days	1.4	0.9	0.9
Trade receivables, gross	106.4	94.7	121.9
Less: allowance for doubtful accounts	(1.8)	(2.2)	0
Trade receivables, net	104.6	92.5	121.9
Other receivables, including sales tax recoverables	11.9	21.5	18.9
Accounts receivable (note 9)	116.5	114.0	140.8